Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	$ million
	Dec 31, 2024	Dec 31, 2023
Cash	5,551	5,886
Short-term bank deposits	10,706	6,590
Money market funds, reverse repos and other cash equivalents	22,853	26,298
Total	39,110	38,774